SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties (Details) - Trading securities - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value	[1]	$ 13,936,453
Amount at which shown in the balance sheet	[1]	13,936,453
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	13,386,557
Fair value	[1]	13,432,501
Amount at which shown in the balance sheet	[1]	13,432,501
Fixed maturities | U.S. government and government sponsored enterprises
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	3,571,242
Fair value	[1]	3,541,433
Amount at which shown in the balance sheet	[1]	3,541,433
Fixed maturities | U.S. states, territories and municipalities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	670,028
Fair value	[1]	684,555
Amount at which shown in the balance sheet	[1]	684,555
Fixed maturities | Non-U.S. sovereign government, supranational and government related
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	1,089,125
Fair value	[1]	1,136,034
Amount at which shown in the balance sheet	[1]	1,136,034
Fixed maturities | Corporate
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	5,674,817
Fair value	[1]	5,705,522
Amount at which shown in the balance sheet	[1]	5,705,522
Fixed maturities | Asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	125,159
Fair value	[1]	124,060
Amount at which shown in the balance sheet	[1]	124,060
Fixed maturities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	2,256,186
Fair value	[1]	2,240,897
Amount at which shown in the balance sheet	[1]	2,240,897
Equities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	28,376
Fair value	[1]	38,626
Amount at which shown in the balance sheet	[1]	38,626
Equities | Banks, trust and insurance companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	19,137
Fair value	[1]	28,667
Amount at which shown in the balance sheet	[1]	28,667
Equities | Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	9,239
Fair value	[1]	9,959
Amount at which shown in the balance sheet	[1]	9,959
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	[1],[2]	21,697
Fair value	[1]	21,697
Amount at which shown in the balance sheet	[1]	21,697
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value	[1],[3]	443,629
Amount at which shown in the balance sheet	[1],[3]	443,629
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Investments Not Carried At Fair Value		$ 632,000	$ 208,000

[1]	Excludes the investment portfolio underlying the funds held–directly managed account. While the net investment income and net realized and unrealized gains and losses inure to the benefit of the Company, the Company does not legally own the investments.
[2]	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
[3]	Other invested assets excludes the Company’s investments accounted for using the cost method of accounting and the equity method of accounting of $632 million